Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current in "Other current assets"
Fair values of derivatives
Derivative assets	$ 289	$ 372
Derivative assets subject to close-out netting agreements	164	284
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	30	37
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	259	335
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	9	21
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	156	272
Current in "Other current assets" | Commodities | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets		2
Current in "Other current assets" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	4	6
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	21	14
Current in "Other current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	98	57
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	189	128
Derivative assets subject to close-out netting agreements	119	63
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	105	62
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	84	66
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	9	8
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	25	42
Non-current in "Other non-current assets" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets		1
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	85	14
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	11	40
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	2
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	58	21
Current in "Other current liabilities"
Fair values of derivatives
Derivative liabilities	438	202
Derivative liabilities subject to close-out netting agreements	399	130
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	23	11
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	415	191
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	20	10
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	369	121
Current in "Other current liabilities" | Commodities | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3	1
Current in "Other current liabilities" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	19	15
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	27	55
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	108	52
Derivative liabilities subject to close-out netting agreements	90	40
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	16	10
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	92	42
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	16	3
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	72	30
Non-current in "Other non-current liabilities" | Commodities | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3	1
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities		7
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 17	$ 11